UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund:  BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
New York — 0.4%
American Museum of Natural History, 4.37%, 7/15/45	$1,000	$1,075,008
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 7/01/45	1,000	1,038,712
Total Corporate Bonds — 0.4%		2,113,720

New York — 87.2%
Corporate — 7.0%
Build New York City Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	280	302,610
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (b):
7.75%, 8/01/31	2,000	2,066,020
Series B, 2.00%, 8/01/28	13,800	13,830,912
City of New York New York Industrial Development Agency, Refunding RB:
Special Needs FAS Pool, 4.38%, 7/01/20	590	563,149
Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	1,520	1,646,388
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	383,646
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	750	951,735
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	1,007,386
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,105	10,136,923

Municipal Bonds	Par (000)	Value
New York (continued)
Corporate (continued)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	$2,150	$2,181,347
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	1,900	1,917,955

		34,988,071
County/City/Special District/School District — 23.6%
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/29	1,940	2,377,043
Series A, 5.00%, 8/01/30	2,250	2,741,580
Series A, 5.00%, 1/01/38	1,500	1,735,425
Series B, 5.00%, 8/01/31	1,250	1,514,450
Series C, 5.00%, 8/01/34	500	592,845
Series E, 5.50%, 8/01/25	1,280	1,627,904
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	464,252
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	828,442
Sub-Series I-1, 5.38%, 4/01/19 (c)	460	520,504
Sub-Series I-1, 5.38%, 4/01/36	2,190	2,466,619
City of New York New York Convention Center Development Corp., Refunding RB:
5.00%, 11/15/35	3,500	4,151,945
Hotel Unit Fee Secured, 5.00%, 11/15/40	6,090	7,129,015
Hotel Unit Fee Secured, 4.00%, 11/15/45	1,775	1,903,492
Hotel Unit Fee Secured, 5.00%, 11/15/45	8,490	9,868,946
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	5,000	1,818,250
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	1,500	480,960
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,850	1,887,980
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	795,753
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	790	805,042

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT (continued):
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	$1,000	$1,012,240
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	250	253,518
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	500	565,710
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	220,386
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	650	754,514
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2015, Sub-Series B-1, 5.00%, 8/01/42	3,000	3,487,410
Fiscal 2015, Sub-Series E-1, 5.00%, 2/01/41	3,000	3,492,810
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,181,550
Sub-Series B-1, 5.00%, 11/01/36	680	804,800
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,942,000
Sub-Series B-2, 3.15%, 11/01/25	2,000	2,071,220
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	544,395
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	121,310
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	620	691,709
County of Nassau New York, GO, Series B, 5.00%, 10/01/30	7,200	8,780,760

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
County of Westchester Industrial Development Agency, RB, White Plains Facilities, 6.25%, 10/15/27	$1,000	$933,330
Haverstraw-Stony Point Central School District, GO, Refunding:
5.00%, 10/15/35	160	187,568
5.00%, 10/15/36	140	163,597
(AGM), 3.00%, 10/15/34	540	542,830
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,970	6,153,398
5.75%, 2/15/47	100	116,026
(AGC), 5.00%, 2/15/47	1,000	1,032,320
(AGM), 5.00%, 2/15/47	800	825,856
(NPFGC), 4.50%, 2/15/47	2,315	2,374,495
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	10,587,973
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,350,144
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	5,000	5,361,400
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	400	437,620
4 World Trade Center Project, 5.00%, 11/15/31	860	1,009,528
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,704,780
4 World Trade Center Project, 5.75%, 11/15/51	1,250	1,470,413
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	425	464,002
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	5,085	5,676,945
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,907,308

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
State of New York State Dormitory Authority, RB, Series C, 5.00%, 10/01/42	$1,695	$1,942,216

		117,876,528
Education — 13.1%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	326,051
Build New York City Resource Corp., Refunding RB:
3.75%, 6/01/34	550	571,367
New York Law School Project, 5.00%, 7/01/41	1,330	1,490,026
New York Law School Project, 4.00%, 7/01/45	3,695	3,745,548
Series A, 5.00%, 6/01/43	325	368,235
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	550,810
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	885	1,032,468
Carnegie Hall, 4.75%, 12/01/39	1,550	1,711,789
Carnegie Hall, 5.00%, 12/01/39	1,325	1,481,005
City of Troy New York Capital Resource Corp., Refunding RB:
5.00%, 8/01/28	2,000	2,439,460
Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	4,280	4,813,630
Rensselaer Polytechnic Institute Project, Series B, 4.00%, 8/01/35	1,000	1,065,260
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,124,590
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 5/01/34	130	144,105
5.00%, 5/01/39	165	179,023

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	$2,465	$2,346,705
County of Madison New York Industrial Development Agency, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/18 (c)	400	434,292
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	276,115
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,082,930
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	401,609
5.00%, 7/01/42	220	243,705
County of Schenectady New York Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/16 (c)	1,000	1,011,120
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	584,530
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	519,251
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,129,560
5.00%, 7/01/44	2,000	2,243,720
State of New York Dormitory Authority, Refunding RB, Barnard College, Series A, 5.00%, 7/01/33	470	559,638
State of New York Dormitory Authority, RB:
Icahn Shool of Medicine at Mount Sinai, 5.00%, 7/01/40	3,000	3,444,810

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
New School (AGM), 5.50%, 7/01/43	$1,000	$1,157,150
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	683,570
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	230	301,061
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,300,816
Series A, 5.50%, 1/01/44	2,000	2,204,480
State University Dormitory Facilities, Series A, 5.25%, 7/01/19 (c)	5	5,700
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	830,190
Teachers College, Series B, 5.00%, 7/01/42	300	343,698
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	600	635,250
University of Rochester, Series A, 5.75%, 7/01/39	1,000	1,132,610
University of Rochester, Series B, 5.00%, 1/01/17 (c)	550	568,205
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 4.00%, 7/01/36	470	507,703
Barnard College, Series A, 5.00%, 7/01/43	1,000	1,152,600
Brooklyn Law School, 5.75%, 7/01/33	475	529,976
Culinary Institute of America, 5.00%, 7/01/42	300	330,000
Fordham University, 5.00%, 7/01/44	850	968,719
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	925,568
Icahn School of Medicine at Mount Sinai, Series A, 4.00%, 7/01/40	1,000	1,057,820
New York University, Series A, 5.00%, 7/01/42	1,000	1,156,310
Pratt Institute, Series A, 5.00%, 7/01/44	1,000	1,124,930

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Rochester Institute of Technology, 5.00%, 7/01/34	$750	$861,585
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,647,391
Skidmore College, Series A, 5.25%, 7/01/29	135	158,784
St. John’s University, Series A, 5.00%, 7/01/37	350	404,632
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,537,380
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,508,553
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	1,020,354
State University Dormitory Facilities, Series B, 3.50%, 7/01/34	1,280	1,319,821
Teachers College, 5.50%, 3/01/39	850	946,942
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	265	307,957
Adelphini University Project, 5.00%, 10/01/34	465	542,674

		65,493,781
Health — 8.3%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	582,355
Build New York City Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	600	692,550
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,119,100

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program:
Series A-1, 6.50%, 7/01/17	$260	$260,179
Series C-1, 6.50%, 7/01/17	1,055	1,055,728
City of New York New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series C-1 (ACA), 5.10%, 7/01/31	525	521,388
County of Dutchess New York Local Development Corp., RB, Series A, 5.00%, 7/01/34	750	848,918
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	342,318
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 6.00%, 2/01/28	185	185,329
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	465	465,502
5.00%, 12/01/32	580	580,499
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,225,749
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 7/01/21	330	330,436
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	846,115
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	305	346,410

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.50%, 7/01/17	$75	$75,161
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	330,436
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc.:
5.00%, 7/01/44	1,250	1,367,350
Project, 4.25%, 7/01/44	1,595	1,608,366
County of Westchester Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,817,722
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	4,089,107
Series B, 6.00%, 11/01/30	375	431,876
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 1/01/28	930	1,053,783
Kendal On Hudson Project, 5.00%, 1/01/34	875	959,315
Westchester Medical Center, 3.75%, 11/01/37	1,000	994,110
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	250	277,225
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	788,708
Mental Health Services (AGM), 5.00%, 8/15/18 (c)	5	5,493
Mental Health Services (AGM), 5.00%, 2/15/22	990	1,088,495
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (c)	5	5,493

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	$700	$803,866
New York University Hospitals Center, Series A, 5.75%, 7/01/31	1,055	1,217,945
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (c)	1,675	1,909,701
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (c)	1,725	1,979,783
Orange Regional Medical Center, 5.00%, 12/01/40 (a)	1,300	1,386,528
Orange Regional Medical Center, 5.00%, 12/01/45 (a)	1,700	1,793,228
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	310,141
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,867,938
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,873,800
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	1,570	1,784,556
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,109,730

		41,332,432
Housing — 2.5%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	2,020	2,377,398
5.00%, 7/01/33	400	459,624

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 2/15/48	$770	$820,866
Series G, 3.85%, 11/01/45	375	384,649
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	586,843
Sacred Heart Association Project, Series A, 5.00%, 10/01/37	1,640	1,657,138
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,002,540
County Westchester Local Development Corp., Refunding RB, Waterburg Senior Housing, Series A, 5.00%, 6/01/30 (a)	965	993,545
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	875,945
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	2,019,960
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	647,741
Watergate II, 4.75%, 2/15/34	580	580,557

		12,406,806
State — 4.2%
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	1,625	1,990,186
State of New York, GO, Series A, 5.00%, 2/15/39	750	832,868
State of New York Dormitory Authority, RB:
Series B, 5.00%, 3/15/37	1,500	1,798,650
State Supported Debt, Series A, 5.00%, 3/15/44	3,305	3,843,318
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,113,770

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	$4,000	$4,752,720
State of New York Urban Development Corp., Refunding RB:
4.00%, 3/15/36	2,000	2,187,220
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,380	1,509,430
University Facilities Grants, 5.50%, 1/01/19	2,695	2,915,963

		20,944,125
Tobacco — 4.4%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	4,800	5,050,032
5.00%, 6/01/42	305	287,176
5.00%, 6/01/45	170	157,245
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	750	751,463
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,750	2,012,850
5.25%, 5/15/40	1,080	1,223,996
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,595	4,532,186
TSASC, Inc., Refunding RB, Series 1, 5.00%, 6/01/34	3,620	3,510,459
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,145	4,144,834

		21,670,241
Transportation — 16.8%
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/18 (c)	90	101,176
Series A-1, 5.25%, 11/15/33	540	651,618
Series B, 5.25%, 11/15/44	2,125	2,507,585
Series C, 6.50%, 11/15/18 (c)	1,315	1,507,713
Series C, 6.50%, 11/15/28	445	510,762

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series E, 5.00%, 11/15/38	$2,350	$2,735,870
Series H, 5.00%, 11/15/25	1,000	1,212,910
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A, 5.63%, 11/15/39	410	458,585
Green Bonds, Series A-2, 5.00%, 11/15/27	10,000	12,581,200
Series A-1, 5.25%, 11/15/56	1,560	1,850,924
Series F, 5.00%, 11/15/30	1,000	1,190,920
Sub-Series C-1, 5.00%, 11/15/35	1,500	1,780,800
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,101,890
Consolidated, Series 192, 4.81%, 10/15/65	2,000	2,215,220
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,352,840
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
177th Series, AMT, 3.50%, 7/15/37	2,000	2,013,900
177th Series, AMT, 4.00%, 1/15/43	1,255	1,287,228
178th Series, AMT, 5.00%, 12/01/43	285	319,827
186th Series, AMT, 5.00%, 10/15/44	6,000	6,786,960
189th Series, 5.00%, 5/01/45	1,150	1,345,615
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	1,000	1,159,780
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	5,000	6,037,850
5.00%, 1/01/31	2,500	2,977,550
General, Series I, 5.00%, 1/01/42	280	321,793
General, Series K, 5.00%, 1/01/32	4,000	4,739,960
Series J, 5.00%, 1/01/41	5,750	6,531,195

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	$1,290	$1,529,089
5.00%, 11/15/45	2,000	2,355,900
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	2,480	1,519,546
General, CAB, Series B, 0.00%, 11/15/32 (d)	5,320	3,150,930
General, Series A, 5.00%, 11/15/50	1,000	1,164,620
Series A, 5.00%, 11/15/24	1,375	1,694,096
Series A, 5.00%, 11/15/41	3,750	4,461,750
Series A, 5.00%, 11/15/46	1,500	1,777,440

		83,935,042
Utilities — 7.3%
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,331,020
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	500	552,400
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,180,070
Series A, 3.00%, 6/15/36	2,000	1,996,940
Series FF-2, 5.50%, 6/15/40	800	904,832
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	569,045
Series C (CIFG), 5.25%, 9/01/29	3,000	3,795,450
Long Island Power Authority, Refunding RB, Series A:
Electric System, 5.50%, 4/01/19 (c)	875	992,478
Electric System, 6.00%, 5/01/19 (c)	2,450	2,824,777
Electric System, 5.75%, 4/01/39	300	335,160

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, Refunding RB, Series A (continued):
5.00%, 9/01/34	$4,280	$5,002,592
State of New York Environmental Facilities Corp., RB, 5.00%, 3/15/45	2,535	2,958,725
State of New York Environmental Facilities Corp., Refunding RB:
Series A, 5.00%, 6/15/45	3,000	3,513,600
Series B, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	1,000	1,160,620
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	3,245	3,341,214
Series E, 5.00%, 12/15/41	4,225	4,970,713

		36,429,636
Total Municipal Bonds in New York		435,076,662
Puerto Rico — 1.1%
Housing — 0.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,415	1,525,243
Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	2,765	2,772,023
Utilities — 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24	320	227,357
6.00%, 7/01/38	690	475,313
6.00%, 7/01/44	755	509,678

		1,212,348
Total Municipal Bonds in Puerto Rico		5,509,614
Total Municipal Bonds — 88.3%		440,586,276

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York — 13.5%
County/City/Special District/School District — 0.9%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	$750	$884,408
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,751,385
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,875,654

		4,511,447
Education — 0.3%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.25%, 7/01/19 (c)	1,350	1,539,054
State — 4.8%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,321,865
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	2,250	2,610,353
Sales Tax Asset Receivable Corp., RB, Refunded Series A, 4.00%, 10/15/32	1,440	1,628,798
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,140,250
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 3/15/37	8,740	9,487,270
5.00%, 3/15/45	6,004	7,001,730

		24,190,266
Transportation — 5.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,638,934

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	$1,500	$1,761,015
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,950	2,316,736
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,829,584
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/41	10,000	11,898,000

		25,444,269
Utilities — 2.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	2,790	3,253,223
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	4,342,439
Series A, 4.75%, 6/15/30 (a)(b)	4,000	4,185,200

		11,780,862
Total Municipal Bonds Transferred to Tender Option Bond Trusts		67,465,898
Total Long-Term Investments (Cost — $477,895,812) — 102.2%		510,165,894

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00%, (g)(h)	16,470,766	16,470,766
Total Short-Term Securities (Cost — $16,470,766) — 3.3%		16,470,766
Total Investments (Cost — $494,366,578*) — 105.5%		526,636,660
Other Assets Less Liabilities — 1.1%		5,742,072
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.6)%		(33,108,776)

Net Assets — 100.0%		$499,269,956

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$461,477,802

Gross unrealized appreciation	$32,309,198
Gross unrealized depreciation	(254,253)

Net unrealized appreciation	$32,054,945

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire on February 15, 2019 is $1,191,479.

(g)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at March 31, 2016	Income
BIF New York Municipal Money Fund	10,358,839	6,111,927	16,470,766	$2

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(163)	5-Year U.S. Treasury Note	June 2016	$19,749,742	$(17,991)
(435)	10-Year U.S. Treasury Note	June 2016	$56,719,922	6,593
(233)	Long U.S. Treasury Bond	June 2016	$38,313,938	246,086
(46)	Ultra U.S. Treasury Bond	June 2016	$7,936,437	68,924
Total				$303,612

10	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	11

Schedule of Investments (concluded)	BlackRock New York Municipal Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$510,165,894	—	$510,165,894
Short-Term Securities	$16,470,766	—	—	16,470,766

Total investments	$16,470,766	$510,165,894	—	$526,636,660
[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$321,603	—	—	$321,603
Liabilities:
Interest rate contracts	(17,991)	—	—	(17,991)

Total	$303,612	—	—	$303,612

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,887,350	—	—	$1,887,350
Liabilities:
Bank overdraft	—	$(52,714)	—	(52,714)
TOB Trust Certificates	—	(33,103,913)	—	(33,103,913)

Total	$1,887,350	$(33,156,627)	—	$(31,269,277)

During the period ended March 31, 2016, there were no transfers between levels.

12	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2016